RISK MANAGEMENT (Details 29) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets	$ 17,361,475	$ 16,377,253
Allowance account for credit losses of financial assets	10,235,831	8,223,103	$ 8,223,103	$ 5,248,755
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	3,676,251
Commercial Loans [Member]
Financial assets	535,968
Allowance account for credit losses of financial assets	239,720
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	2,528,495
Mortgages [Member]
Financial assets	117,201
Allowance account for credit losses of financial assets	21,883
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	173,482
Financial leases [Member]
Financial assets	464,514
Allowance account for credit losses of financial assets	990,970	$ 807,923	$ 567,046	$ 579,151
Financial assets that are individually determined to be impaired, fair value of collateral held and other credit enhancements	974,274
Gross carrying amount [member]
Financial assets	1,581,268
Gross carrying amount [member] | Commercial Loans [Member]
Financial assets	775,689
Gross carrying amount [member] | Mortgages [Member]
Financial assets	139,084
Gross carrying amount [member] | Financial leases [Member]
Financial assets	$ 666,495